Indebtedness (Tables) (Allied Integral United Inc)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of Interest and Future Maturities
Long-term Debt
	Continuing Core	Discontinued Non-Core	Total
2021 - Remainder of 2021	$5,129,855	$1,758,223	$6,888,078
2022	564,590	184,366	748,956
2023	485,937	499,185	985,122
2024	193,449	214,760	408,209
2025	99,485	231,519	331,004
Thereafter	2,314,231	3,731,097	6,045,328
Total obligations	$8,787,547	$ 6, 619,149	$15,406,696

Year ending December 31,	Continuing Core	Discontinued Non-Core	Total
2021	$1,623,375	$4,107,599	$5,730,974
2022	656,800	167,286	824,085
2023	674,008	480,505	1,154,513
2024	95,600	194,329	289,929
2025	99,638	209,013	308,651
Thereafter	3,306,156	4,049,099	7,355,255
Total obligations	$6,455,576	$9,207,830	$15,663,406

Summary of Long-term Debt and Notes Payable Maturity

The following table summarizes the maturity of the Company’s long-term debt and notes payable as of March 31, 2021:

	Maturity Date	Interest Rate	March 31, 2021	December 31, 2020
Memory Care (Core) Facilities:
Naples Mortgage	December-2041	3.99%	$2,710,207	$2,731,100
MCA Invesque Loan	January-2024	8.5%	1,505,005	1,610,577
New Braunfels Business Loan	March-2022	6.25%	153,088	185,359
Gearhart Loan	April-2021	7%	238,578	238,578
Cerniglia Note	December-2021	9.85%	325,000	325,000
SBA PPP Loan	May-2022	1%	2,855,669	1,364,962
Equity Secure Fund I, LLC	March - 2022	11.50%	1,000,000	-
Notional amount of debt			8,787,547	6,455,576
Less: current maturities			5,129,855	1,623,375
			$3,657,692	$4,832,201
Non-core businesses classified as liabilities held for sale:
Hotels:
Seaworld Hotel Note (1)	January-2021	Variable	$299,000	$3,395,000
Buda Hotel Note (2)	January-2037	Variable	4,013,425	4,046,771
SBA PPP Loan	May-2022	1%	604,800	255,300
Buda Tax Loans	June-2028	8.99%	466,713	271,365
Notional amount of debt			5,383,938	7,968,436
Less: current maturities			1,045,624	3,395,000
			$4,338,314	$4,573,436

Real Estate:
Artesia Note (3)	June-2033	Variable	$235,211	$238,168
Tamir Note	March-2022	12%	300,000	300,000
Leander Note	April-2022	12.75%	700,000	700,000
Notional amount of debt			1,235,211	1,238,168
Less: current maturities			712,599	712,599
			$499,857	$502,814

As of March 31, 2021, included in the current portion of long-term debt on the accompanying unaudited condensed balance sheet is $224,207 of unamortized debt discount. As of December 31, 2020, included in long term debt on the accompanying unaudited condensed balance sheet is $21,528 of unamortized debt discount.

Notes:

(1) Interest equal to $1,000 per day for 60 days, $1,500 per day through September 17, 2019 and interest rates between 20% and 40%; refer to detail below, as in default above

(2) Interest rate equal to greater of 10.5% or 30-day LIBOR plus 8.175%

(3) Interest rate equal to greater of 10.5% or 30-day LIBOR plus 8.175%

(4) Interest rate equal to Wall Street Journal Prime plus 2.75%

(5) Interest rate equal to greater of 6.0% or Prime plus 1.0

	Maturity Date	Interest Rate	March 31, 2021	December 31, 2020
Core Businesses (Continuing Operations) Notes Payable
Cibolo Creek Partners note	December 2025	0.09%	$111,208	$-
Round Rock Development Partners Note	December 2025	0.09%	500,000	500,000
Notional amount of debt			611,208	500,000
Guarantee Fees			283,023	139,883
			$894,231	$639,883

Core Businesses (Discontinued Continuing Operations) Notes Payable
Cibolo Creek Partners note	December 2025	0.09%	$530,596	$641,804
Notional amount of debt			530,596	641,804
Guarantee Fees			-	143,141
			$530,596	$784,945

The following table summarizes the maturity of the Company’s long-term debt and notes payable as of December 31, 2020:

	Maturity Date	Interest Rate	December 31, 2020	December 31, 2019
Memory Care (Core) Facilities:
Naples Mortgage	December 2041	3.99%	$2,731,100	$2,812,596
MCA Invesque Loan	January 2024	8.50%	1,610,577	1,943,417
New Braunfels Business Loan	March 2022	6.25%	185,359	273,140
Gearhart Loan	April 2021	7.00%	238,578	238,578
Cerniglia Note	December 2021	9.85%	325,000	325,000
SBA PPP Loan	May 2022	1.00%	1,364,962	-
KOBO Note (1)	April 2020	Variable	-	500,000
Notional amount of debt			6,455,576	6,092,731
Less: deferred loan costs, net			21,528	22,560
Less: current maturities			1,623,375	1,441,862
			$4,810,673	$4,628,309

Non-core businesses classified as liabilities held for sale:
Hotels:
Airport Hotel Note (2)	August 2020	Variable	$-	$2,054,000
Seaworld Hotel Note (3)	January 2021	Variable	3,395,000	3,395,000
Buda Hotel Note (4)	January 2037	Variable	4,046,770	4,145,297
SBA PPP Loan	May 2022	1.00%	255,300	-
Buda Tax Loans	June 2028	8.99%	271,365	87,735
Notional amount of debt			7,968,435	9,682,032
Less: current maturities			3,395,000	2,185,498
			$4,573,436	$7,496,534
Real Estate:
Castle Hills Note - FNBT	November 2022	4.50%	$-	$8,476,615
Artesia Note (5)	June 2033	Variable	238,168	250,360
Tamir Note	March 2022	12.00%	300,000	300,000
Leander Note	April 2021	12.75%	722,755	700,000
Notional amount of debt			1,260,923	9,726,975
Less: deferred loan costs, net			22,755	4,952
Less: current maturities			712,599	981,480
			$525,569	$8,740,543

Notes:

(1) Interest equal to $1,000 per day for 60 days, $1,500 per day through September 17, 2019 and interest rates between 20% and 40% thereafter

(2) Interest rate equal to greater of 10.5% or 30-day LIBOR plus 8.175%

(3) Interest rate equal to greater of 10.5% or 30-day LIBOR plus 8.175%

(4) Interest rate equal to Wall Street Journal Prime plus 2.75%

(5) Interest rate equal to greater of 6.0% or Prime plus 1.0%

	Maturity Date	Interest Rate	December 31, 2020	December 31, 2019
Core Businesses (Continuing Operations) Notes Payable
Cibolo Creek Partner’s Note	December 2025	0.09%	$-	$27,285
Round Rock Development Partners Note	December 2025	0.09%	500,000	500,000
Notional amount of debt			500,000	527,285
Guarantee Fees			139,883	105,016
			$639,883	$632,301
Non-core Businesses (Discontinued Operations) Notes Payable
Cibolo Creek Partner’s Note	December 2025	0.09%	641,804	683,003
Jim Walesa Note	December 2025	0.00%	-	500,000
Notional amount of debt			641,903	1,183,003
Guarantee Fees			143,141	143,141
			$785,044	$1,326,144

	Maturity Date	Interest Rate	December 31, 2020	December 31, 2019
Core Businesses (Continuing Operations) Notes Payable
Cibolo Creek Partner’s Note	December 2025	0.09%	$-	$27,285
Round Rock Development Partners Note	December 2025	0.09%	500,000	500,000
Notional amount of debt			500,000	527,285
Guarantee Fees			139,883	105,016
			$639,883	$632,301
Non-core Businesses (Discontinued Operations) Notes Payable
Cibolo Creek Partner’s Note	December 2025	0.09%	641,804	683,003
Jim Walesa Note	December 2025	0.00%	-	500,000
Notional amount of debt			641,903	1,183,003
Guarantee Fees			143,141	143,141
			$785,044	$1,326,144